Business Combinations (Summary Of Pro Forma Information From Acquisition) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Business Combinations [Abstract]
Pro forma net sales	¥ 149,916
Pro forma income (loss) before income taxes	¥ (1,866)